Equity - Capital contribution private placements (Details) - USD ($)				6 Months Ended		12 Months Ended
	Dec. 17, 2020	Jul. 27, 2020	Sep. 04, 2018	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Subsidiary, Sale of Stock [Line Items]
Common stock, share price (in dollars per share)				$ 4.6		$ 4.6
Aggregate offering price				$ 8,992,165	$ 0	$ 0	$ 200,000	$ 0
Warrants to purchase ordinary shares				4,667			4,667
Exercise price				$ 4.89		$ 4.89	$ 4.89	$ 0
Balance at the beginning (in years)				3 years 10 months 17 days		3 years 10 months 17 days	5 years 10 months 21 days	0 years
Private placements
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	5,580,000	2,339,000
Private placements | Boustead
Subsidiary, Sale of Stock [Line Items]
Number of shares issued			66,667
Common stock, share price (in dollars per share)			$ 3.00
Aggregate offering price			$ 200,000
Over-Allotment Option [Member] | Boustead Securities
Subsidiary, Sale of Stock [Line Items]
Commission to placement agent			$ 10,000
Warrants to purchase ordinary shares			4,667
Exercise price			$ 3.00
Balance at the beginning (in years)			5 years